Long-Term Debt (Detail)				3 Months Ended	9 Months Ended	12 Months Ended
	May 16, 2019 USD ($)	May 07, 2019 USD ($)	Jul. 27, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019	Dec. 06, 2019 USD ($)	Nov. 07, 2019 USD ($)	Jul. 26, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Unamortized debt issuance costs written off		$ 4,000,000
Loss on extinguishment of debt		(6,900,000)			$ (6,933,000)
Prepayment premium paid					2,091,000
Term Loan Facility
Debt Instrument [Line Items]
Line of credit, borrowing base			$ 125,000,000
Prepayment premium paid		2,100,000
Legal fees paid		800,000
Long-term line of credit		$ 200,000,000				$ 175,000,000
Debt instrument, covenant, total net leverage ratio, maximum				2,000,000		5.50
Debt instrument, amortization, quarterly installments, percent						5.00%
Debt instrument, covenant, asset coverage ratio, minimum						1.75
Total net leverage ratio, maximum cash reduction to ratio						$ 25,000,000
Debt instrument, covenant, debt to capitalization ratio, maximum						0.40
Term Loan Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			4.50%
Term Loan Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			5.50%
Term Loan Facility | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Interest rate, floor (as a percent)			1.00%
Delayed Draw Term Loan
Debt Instrument [Line Items]
Line of credit, borrowing base			$ 75,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, borrowing base										$ 150,000,000
Line of credit facility available			70,000,000								$ 70,000,000	$ 50,000,000
Unamortized debt issuance costs written off				$ 300,000
Long-term debt outstanding			70,000,000
Debt instrument, covenant, current ratio, minimum						1,000,000
Debt instrument, covenant, total net funded debt to consolidated EBITDA ratio, maximum						4,000,000
Line of credit outstanding											$ 70,000,000	$ 27,000,000
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee, percentage						0.375%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee, percentage						0.50%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)						1.00%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Applicable margin on variable rate						2.50%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Applicable margin on variable rate						3.50%
Revolving Credit Facility | Adjusted Base Rate | Minimum
Debt Instrument [Line Items]
Applicable margin on variable rate						1.50%
Revolving Credit Facility | Adjusted Base Rate | Maximum
Debt Instrument [Line Items]
Applicable margin on variable rate						2.50%
Revolving Credit Facility | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)						0.50%
Revolving Credit Facility | Term Loan Facility
Debt Instrument [Line Items]
Line of credit, borrowing base			$ 10,000,000
Brigham Resources, LLC | New Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, borrowing base	$ 120,000,000				135,000,000
Line of credit facility available					90,000,000
Long-term line of credit					$ 45,000,000
Debt instrument, covenant, current ratio, minimum	1.00
Debt instrument, covenant, total net funded debt to consolidated EBITDA ratio, maximum	4.00
Brigham Resources, LLC | New Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee, percentage	0.375%
Brigham Resources, LLC | New Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee, percentage	0.50%
Brigham Resources, LLC | New Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.75%
Brigham Resources, LLC | New Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.75%
Brigham Resources, LLC | New Revolving Credit Facility | Adjusted Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.75%
Brigham Resources, LLC | New Revolving Credit Facility | Adjusted Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.75%
Subsequent Event | New Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, borrowing base									$ 150,000,000
Subsequent Event | Brigham Resources, LLC | New Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit outstanding								$ 80,000,000
Scenario, Forecast | Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, covenant, total net leverage ratio, maximum							4.00
Brigham Operating
Debt Instrument [Line Items]
Long-term debt outstanding						$ 7,000,000
Debt instrument, interest						7.00%